FINANCIAL ASSETS AND LIABILITIES	3 Months Ended
Mar. 31, 2024
Financial Instruments [Abstract]
FINANCIAL ASSETS AND LIABILITIES	FINANCIAL ASSETS AND LIABILITIES
5.1 Categories of financial assets and financial liabilities
The classification of financial instruments is summarized as follows:

	Classifications	March 31, 2024	December 31, 2023
		$	$
FINANCIAL ASSETS
Cash	Amortized cost	4,800,260	29,892,966
Trade receivables	Amortized cost	51,829,506	40,621,997
Incentives and other government assistance receivable	Amortized cost	25,811,366	26,625,156
FINANCIAL LIABILITIES
Trade and other payables	Amortized cost	54,974,850	71,856,894
Long-term debt and other debts	Amortized cost	257,874,872	224,942,365
Conversion options on convertible debt instruments	FVTPL	16,183,762	25,034,073
Share warrant obligations	FVTPL	22,142,897	29,582,203
5 - FINANCIAL ASSETS AND LIABILITIES (CONTINUED)
5.2 Fair value of financial instruments
Current financial instruments that are not measured at fair value on the consolidated statements of financial position are represented by cash, trade receivables, incentives and other government assistance receivable, and trade and other payables (financial liabilities). Their carrying values are considered to be a reasonable approximation of their fair value because of their short-term maturity and / or the contractual terms of these instruments.
As of March 31, 2024 and December 31, 2023, the fair values of long-term debt and other debts based on discounted cash flows were not materially different from their carrying values because there were no material changes in the assumptions used for fair value determination at inception, with the exception of the loan from Strategic Innovation Fund of the Government of Canada (Note 7.3) and from Investissement Quebec (Note 7.2).
The combined carrying value of Strategic Innovation Fund of the Government of Canada and Investissement Quebec loans amounted to $38,715,253 (December 31, 2023: $38,697,354) while their combined fair value amounted to $27,041,734 (December 31, 2023: $27,744,314).
As of March 31, 2024 and December 31, 2023, the fair values of the warrants issued to a customer, the private Business Combination warrants, the warrants issued as part of 2023 Debenture Financing (as defined in Note 7.7) and the conversion options on convertible debt instruments were determined using the Black-Scholes or the binomial option pricing model and the fair value of the public Business Combination warrants and December 2022 warrants (see Note 9) was determined using their market value.
As at March 31, 2024, the impact of a 5.0% increase in the value of the Company’s share price would have an impact of increasing the fair values of the private share warrants, the warrants issued to a customer and the warrants issued as part of 2023 Debenture Financing (as defined in Note 7.7) with a corresponding increase in consolidated net loss of $1,223,521 (March 31, 2023: increase in consolidated net loss by $290,084) and a 5.0% decrease in the value would have an impact of decreasing the consolidated net loss by $1,192,304 (March 31, 2023: decrease in consolidated net loss by $272,203).
As at March 31, 2024, the impact of a 5.0% increase or decrease in the value of the Company’s share price would have an impact of $400,274 on the fair value of the public warrants, with a corresponding impact on the consolidated net loss (March 31, 2023: $863,576).
As at March 31, 2024, the impact of a 5.0% increase in the value of the Company’s share price would have an impact of increasing the fair value of the conversion options on convertible debt instruments with a corresponding increase in consolidated net loss of $1,397,533 (March 31, 2023: not applicable) and a 5.0% decrease in the value would have an impact of decreasing the consolidated net loss by $1,362,412 (March 31, 2023: not applicable).
5 - FINANCIAL ASSETS AND LIABILITIES (CONTINUED)
5.3 Fair Value Hierarchy
Fair value measurements are categorized in accordance with the following levels:
Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2: Inputs other than quoted prices included within Level 1 that are observable for the asset or liability; and
Level 3: Inputs are unobservable inputs for the asset or liability.
The Group’s financial instruments are categorized as follows on the fair value hierarchy:

Fair Value Hierarchy
FINANCIAL INSTRUMENTS MEASURED AT FAIR VALUE
Share warrant obligations- public	Level 1
Share warrant obligations- private	Level 2
Share warrant obligations- warrants issued to a customer	Level 3
Share warrant obligations- July 2023 warrants	Level 2
Conversion options on convertible debt instruments	Level 3
FINANCIAL INSTRUMENTS MEASURED AT AMORTIZED COST
Long-term debt and other debts	Level 2

See Note 9 for share warrants obligation, Note 8 for the conversion options on convertible debt instrument and Note 7 for long-term debt and other debts for additional information related to the inputs used in the fair value calculation and the reconciliation between opening and closing balances.